Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Information
Segment Information

(8)Segment Information

The Company, through its ownership of Braves Holdings, is primarily engaged in the entertainment and real estate industries. The Company identifies its reportable segments as those operating segments that represent 10% or more of its combined annual revenue, annual Adjusted OIBDA (as defined below) or total assets.

The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as revenue and Adjusted OIBDA (as defined below). In addition, the Company reviews nonfinancial measures such as attendance, viewership and social media.

The Company has identified the following as its reportable segments:

●	Baseball — operations relating to Braves baseball and Truist Park and includes ticket sales, concessions, advertising sponsorships, suites and premium seat fees, broadcasting rights, retail and licensing.
●	Mixed-Use Development — includes retail, office, hotel and entertainment operations within the Battery Atlanta.

The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each segment requires different technologies, differing revenue sources and marketing strategies.

Performance Measures

The following table disaggregates revenue by segment and by source:

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022

	amounts in thousands
Baseball:
Baseball event	$162,368	145,116	$163,486	146,203
Broadcasting	68,558	63,745	69,449	63,745
Retail and licensing	19,747	17,755	24,122	21,610
Other	4,262	10,302	15,439	15,200
Total Baseball	254,935	236,918	272,496	246,758
Mixed-Use Development	15,188	13,407	28,599	25,097
Total revenue	$270,123	250,325	$301,095	271,855

When consideration is received from a customer prior to transferring services to the customer under the terms of a contract, deferred revenue is recorded. The primary source of the Company’s deferred revenue relates to suite and season ticket arrangements, as well as certain sponsorship arrangements. Deferred revenue is recognized as revenue when, or as, control of the products or services are transferred to the customer and all revenue recognition criteria have been met. The Company had long-term deferred revenue of $16.1 million and $14.3 million as of June 30, 2023 and December 31, 2022, respectively, which were included in other noncurrent liabilities in the condensed combined balance sheets. During the six months ended June 30, 2023 and 2022, the Company recognized $49.7 million and $22.2 million, respectively, of revenue that was included in deferred revenue at the beginning of the respective year.

Significant portions of the transaction prices for Braves Holdings are related to undelivered performance obligations that are under contractual arrangements that extend beyond one year. The Company anticipates recognizing revenue from the delivery of such performance obligations of approximately $159.6 million for the remainder of 2023, $302.7 million in 2024, $287.4 million in 2025, $654.2 million in 2026 through 2030, and $146.1 million thereafter. We have not included any amounts in the undelivered performance obligations amounts for those performance obligations that relate to a contract with an original expected duration of one year or less.

For segment reporting purposes, the Company defines Adjusted OIBDA as revenue less operating expenses, and selling, general and administrative expenses excluding all stock-based compensation, separately reported litigation settlements and restructuring, acquisition and impairment charges. The Company believes this measure is an important indicator of the operational strength and performance of its businesses, by identifying those items that are not directly a reflection of each business’ performance or indicative of ongoing business trends. In addition, this measure allows management to view operating results and perform analytical comparisons and benchmarking between businesses and identify strategies to improve performance. This measure of performance excludes depreciation and amortization, stock-based compensation, separately reported litigation settlements, restructuring, acquisition and impairment charges that are included in the measurement of operating income pursuant to GAAP. Accordingly, Adjusted OIBDA should be considered in addition to, but not as a substitute for, operating income (loss), net earnings (loss), cash flows provided by operating activities and other measures of financial performance prepared in accordance with GAAP.

Adjusted OIBDA is summarized as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022

	amounts in thousands
Baseball	$37,415	41,685	$1,878	10,581
Mixed-Use Development	10,166	8,480	19,319	16,397
Corporate and Other	(5,479)	(1,924)	(10,184)	(4,137)
Total	$42,102	48,241	$11,013	22,841

Other Information

	June 30, 2023			December 31, 2022
	Total	Investments	Capital	Total	Investments	Capital
	assets	in affiliates	expenditures	assets	in affiliates	expenditures

	amounts in thousands
Baseball	$977,905	84,388	8,292	953,016	78,326	6,853
Mixed-Use Development	526,142	14,502	21,408	516,498	16,238	10,816
Corporate and other	59,830	—	—	69,531	—	—
Elimination (1)	(54,775)	—	—	(48,384)	—	—
Total	$1,509,102	98,890	29,700	1,490,661	94,564	17,669
(1)	This amount relates to income taxes payable that partially offset income taxes receivable in the condensed combined balance sheets.

The following table provides a reconciliation of Adjusted OIBDA to Operating income (loss) and Earnings (loss) before income taxes:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022

	amounts in thousands
Adjusted OIBDA	$42,102	48,241	$11,013	22,841
Impairment of long-lived assets and other related costs	(232)	—	(530)	—
Stock-based compensation	(3,153)	(3,063)	(6,344)	(6,126)
Depreciation and amortization	(19,250)	(17,617)	(33,929)	(35,394)
Operating income (loss)	19,467	27,561	(29,790)	(18,679)
Interest expense	(9,448)	(6,402)	(18,360)	(12,529)
Share of earnings (losses) of affiliates, net	11,462	15,022	10,659	12,143
Unrealized gains (losses) on intergroup interests	(49,409)	34,881	(62,786)	36,103
Realized and unrealized gains (losses) on financial instruments, net	3,840	1,659	3,079	6,460
Gains (losses) on dispositions, net	2,503	28	2,503	20,215
Other, net	813	143	1,654	168
Earnings (loss) before income taxes	$(20,772)	72,892	$(93,041)	43,881

(13)Segment Information

The Company, through its ownership of Braves Holdings, is primarily engaged in the entertainment and real estate industries. The Company identifies its reportable segments as those operating segments that represent 10% or more of its combined annual revenue, annual Adjusted OIBDA (as defined below) or total assets.

The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as revenue and Adjusted OIBDA (as defined below). In addition, the Company reviews nonfinancial measures such as attendance, viewership and social media.

For segment reporting purposes, the Company defines Adjusted OIBDA as revenue less operating expenses, and selling, general and administrative expenses excluding all stock-based compensation, separately reported litigation settlements and restructuring, acquisition and impairment charges. The Company believes this measure is an important indicator of the operational strength and performance of its businesses, by identifying those items that are not directly a reflection of each business’ performance or indicative of ongoing business trends. In addition, this measure allows management to view operating results and perform analytical comparisons and benchmarking between businesses and identify strategies to improve performance. This measure of performance excludes depreciation and amortization, stock-based compensation, separately reported litigation settlements, restructuring, acquisition and impairment charges that are included in the measurement of operating income pursuant to GAAP. Accordingly, Adjusted OIBDA should be considered in addition to, but not as a substitute for, operating income, net earnings (loss), cash flow provided by operating activities and other measures of financial performance prepared in accordance with GAAP.

The Company has identified the following as its reportable segments:

●	Baseball — includes baseball operations (ticket sales, concessions, advertising sponsorships, suites and premium seat fees), broadcasting rights and licensing.
●	Mixed-Use Development — includes retail, office, hotel and entertainment operations within the Battery Atlanta.

The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each segment requires different technologies, differing revenue sources and marketing strategies.

Performance Measures

	Years ended December 31,
	2022		2021
	Revenue	Adjusted OIBDA	Revenue	Adjusted OIBDA

	amounts in thousands
Baseball	$534,984	33,259	522,397	83,712
Mixed-Use Development	53,577	35,433	41,320	26,546
Corporate and Other	—	(9,916)	—	(7,633)
Total	$588,561	58,776	563,717	102,625

Other Information

	December 31, 2022			December 31, 2021
	Total	Investments	Capital	Total	Investments	Capital
	assets	in affiliates	expenditures	assets	in affiliates	expenditures

	amounts in thousands
Baseball	$953,016	78,326	6,853	1,139,662	94,115	8,149
Mixed-Use Development	516,498	16,238	10,816	484,850	18,846	27,207
Corporate and other	69,531	—	—	83,985	—	—
Elimination (1)	(48,384)	—	—	(42,616)	—	—
Total	$1,490,661	94,564	17,669	1,665,881	112,961	35,356
(1)	This amount relates to income taxes payable that partially offsets income taxes receivable in the combined balance sheets.

The following table provides a reconciliation of Adjusted OIBDA to Operating income (loss) and Earnings (loss) before income taxes:

	Years ended December 31,
	2022	2021

	amounts in thousands
Adjusted OIBDA	$58,776	102,625
Impairment of long-lived assets and other related costs	(5,427)	—
Stock-based compensation	(12,233)	(12,358)
Depreciation and amortization	(71,697)	(71,024)
Operating income (loss)	(30,581)	19,243
Interest expense	(29,582)	(24,471)
Share of earnings (losses) of affiliates, net	28,927	31,008
Unrealized gains (losses) on intergroup interests	(35,154)	(30,766)
Realized and unrealized gains (losses) on financial instruments, net	13,067	2,849
Gains (losses) on dispositions, net	20,132	(606)
Other, net	1,674	(571)
Earnings (loss) before income taxes	$(31,517)	(3,314)